Securities-Net Securities Gains (Losses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Securities [Abstract]
Realized gross gains	$ 186	$ 296	$ 183
Realized gross losses	(10)	(10)	(56)
Recognized gross impairments	(35)	(124)	(79)
Net securities gains	$ 141	$ 162	$ 48